UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.
US Global Airline ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Australia - 1.0%
229,206	Qantas Airways, Ltd.	$1,026,322

	Brazil - 1.0%
81,134	Gol Linhas Aereas Inteligentes SA - ADR (a)	1,053,931

	Canada - 2.0%
50,340	Air Canada (a)	1,045,990
57,846	WestJet Airlines, Ltd.	1,064,113
		2,110,103
	China - 1.0%
361,197	TravelSky Technology, Ltd.	1,047,028

	Finland - 0.7%
54,000	Finnair Oyj	750,821

	France - 2.9%
94,889	Air France KLM SA (a)	1,051,973
8,842	Airbus Group	1,020,511
526	Dassault Aviation SA	1,003,834
		3,076,318
	Germany - 1.0%
32,261	Deutsche Lufthansa	1,029,704

	Ireland - 1.0%
8,395	Ryanair Holdings plc - ADR (a)	1,031,326

	Israel - 1.0%
3,150,259	El Al Israel Airlines, Ltd.	1,049,907

	Japan - 1.0%
25,549	Japan Airlines Company, Ltd.	1,029,836

	Mexico - 1.0%
26,424	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,041,370

	New Zealand - 1.0%
438,620	Air New Zealand, Ltd.	1,023,880

	Switzerland - 1.0%
22,709	Wizz Air Holdings plc (a)	1,036,746

	Turkey - 1.0%
119,126	Pegasus Hava Tasimaciligi AS (a)	1,080,356

	United Kingdom - 3.0%
88,171	Dart Group plc	1,029,833
46,479	easyJet plc	1,046,293
121,917	International Consolidated Airlines Group SA	1,051,267
		3,127,393
	United States - 79.8%
66,764	Alaska Air Group, Inc.	4,136,697
24,437	Allegiant Travel Company	4,216,604
241,967	American Airlines Group, Inc.	12,572,606
9,589	Boeing Company	3,144,042
226,982	Delta Air Lines, Inc.	12,440,883
13,928	General Dynamics Corporation	3,076,695
82,880	Hawaiian Holdings, Inc.	3,207,456
205,782	JetBlue Airways Corporation (a)	4,181,490
75,606	SkyWest, Inc.	4,112,966
217,253	Southwest Airlines Company	12,444,252
110,388	Spirit Airlines, Inc. (a)	4,170,459
53,595	Textron, Inc.	3,160,497
180,641	United Continental Holdings, Inc. (a)	12,549,130
		83,413,777
	TOTAL COMMON STOCKS (Cost $97,228,151)	103,928,818

	SHORT-TERM INVESTMENTS- 0.3%
332,357	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.49% *	332,357
	TOTAL SHORT-TERM INVESTMENTS (Cost $332,357)	332,357
	TOTAL INVESTMENTS - 99.7% (Cost $97,560,508)	104,261,175
	Other Assets in Excess of Liabilities - 0.3%	288,966
	NET ASSETS - 100.0%	$104,550,141

Percentage shown is stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of March 31, 2018

The cost basis of investments for federal income tax purposes at March 31, 2018 is as follows*:

Tax cost of investments	$97,560,508
Gross tax unrealized appreciation	10,764,877
Gross tax unrealized depreciation	(4,064,210)
Net tax unrealized appreciation	$6,700,667

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

US Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Australia - 11.8%
95,851	Evolution Mining, Ltd.	$223,063
163,000	OceanaGold Corporation	439,019
64,383	Regis Resources, Ltd.	224,005
165,608	Saracen Mineral Holdings, Ltd. (a)	225,771
72,706	St Barbara, Ltd.	222,809
		1,334,667
	Canada - 55.8%
81,612	Centerra Gold, Inc.	468,129
180,195	Dundee Precious Metals, Inc. (a)	430,784
64,688	Fortuna Silver Mines, Inc. (a)	337,024
16,166	Franco-Nevada Corporation	1,105,593
24,000	Goldcorp, Inc.	331,680
87,000	Guyana Goldfields, Inc. (a)	336,291
85,000	Kinross Gold Corporation (a)	335,750
150,315	Premier Gold Mines, Ltd. (a)	329,017
119,118	SEMAFO, Inc.	343,018
169,808	Silvercorp Metals, Inc.	457,355
35,751	SSR Mining, Inc. (a)	343,210
102,000	Teranga Gold Corporation (a)	355,478
55,357	Wheaton Precious Metals Corporation	1,127,622
		6,300,951
	Hong Kong - 2.0%
203,837	Hengxing Gold Holding Company, Ltd. (a)	228,299

	Jersey - 4.0%
105,907	Centamin plc	229,344
103,904	Highland Gold Mining, Ltd.	223,330
		452,674
	South Africa - 9.0%
27,474	African Rainbow Minerals, Ltd. (a)	235,317
8,470	Anglo American Platinum, Ltd.	231,805
53,528	Gold Fields, Ltd. - ADR	215,183
138,244	Harmony Gold Mining Company, Ltd. - ADR	330,403
		1,012,708
	United States - 17.1%
282,222	Alacer Gold Corporation (a)	449,067
42,000	Coeur Mining, Inc. (a)	336,000
13,365	Royal Gold, Inc.	1,147,652
		1,932,719
	TOTAL COMMON STOCKS (Cost $11,149,584)	11,262,018

	SHORT-TERM INVESTMENTS - 0.2%
18,988	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.49% *	18,988
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,988)	18,988
	TOTAL INVESTMENTS - 100.0% (Cost $11,168,572)	11,281,006
	Other Assets in Excess of Liabilities - 0.1%	5,189
	NET ASSETS - 100.0%	$11,286,195

	Percentage shown is stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the seven-day yield as of March 31, 2018

	The cost basis of investments for federal income tax purposes at March 31, 2018 is as follows*:

	Tax cost of investments	$11,168,572
	Gross tax unrealized appreciation	468,826
	Gross tax unrealized depreciation	(356,392)
	Net tax unrealized appreciation	$112,434

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited):

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2018:

	US Global Jets ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$103,928,818	$-	$-	$103,928,818
Short-Term Investments	332,357	-	-	$332,357
Total Investments in Securities	$104,261,175	$-	$-	$104,261,175
^See Schedule of Investments for breakout of investments by country.

	US Global GO GOLD and Precious Metal Miners ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,262,018	$-	$-	$11,262,018
Short-Term Investments	18,988	-	-	$18,988
Total Investments in Securities	$11,281,006	$-	$-	$11,281,006
^See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Funds did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         5/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         5/25/18

By (Signature and Title)*       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         5/25/18

* Print the name and title of each signing officer under his or her signature.